SCHEDULE OF WARRANTS FAIR VALUE ASSUMPTIONS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend Yield	0.00%	0.00%
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair Value of common stock on measurement date	$ 4.31	$ 4.33
Risk-free interest rate	4.10%	3.30%
Volatility	136.49%	92.54%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	3 years	3 years
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair Value of common stock on measurement date	$ 31.85	$ 14.90
Risk-free interest rate	4.13%	4.10%
Volatility	142.96%	232.05%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	5 years 9 months	6 years
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend Yield	0.00%	0.00%
Warrant [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair Value of common stock on measurement date	$ 3.12	$ 3.10
Risk-free interest rate	3.82%	2.95%
Volatility	135.75%	81.92%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	3 years	3 years
Warrant [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair Value of common stock on measurement date	$ 51.12	$ 10.90
Risk-free interest rate	4.59%	4.38%
Volatility	238.00%	239.06%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	5 years	5 years